Significant Accounting Policies (Details) - Schedule of property plant and equipment useful life	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies (Details) - Schedule of property plant and equipment useful life [Line Items]
Leasehold improvements	Over the shorter of the related lease period or the life of the asset
Computers and peripheral equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of property plant and equipment useful life [Line Items]
Estimated useful lives of the assets	20.00%
Computers and peripheral equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of property plant and equipment useful life [Line Items]
Estimated useful lives of the assets	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of property plant and equipment useful life [Line Items]
Estimated useful lives of the assets	6.00%
Office furniture and equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of property plant and equipment useful life [Line Items]
Estimated useful lives of the assets	33.00%
Buildings [Member]
Significant Accounting Policies (Details) - Schedule of property plant and equipment useful life [Line Items]
Estimated useful lives of the assets	2.50%